UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________
Date of Report (Date of earliest event reported)______________________
Commission File Number of securitizer: ____________________
Central Index Key Number of securitizer: ___________________

______________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]
[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: 0001787426
(Exact name of issuing entity as specified in its charter): RCKT Mortgage Trust 2021-3
Central Index Key Number of issuing entity (if applicable): Not applicable

                                                                    John Essad (313) 545-5133
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT
PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of Third-Party Due Diligence Report Obtained by the Issuer
Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated July 13, 2021, obtained by the securitizer with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: July 15, 2021	WCM1 LLC (Depositor)

	By:	Woodward Capital Management LLC, its sole member

	By:	/s/ John Essad
Name: John Essad
Title: Director of Securitization

EXHIBIT INDEX

Exhibit number	Description

Exhibit 1	Agreed-upon procedures report, dated July 13, 2021, of Ernst & Young LLP.